INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax asset attributable to:
Net operating loss carryover	$ 69,679	$ 61,463
Less: valuation allowance	(69,679)	(61,463)
Net deferred tax asset